Shareholder Report, Line Graph (Details) - USD ($)							10 Months Ended	12 Months Ended				22 Months Ended	24 Months Ended			34 Months Ended	36 Months Ended			46 Months Ended	48 Months Ended			60 Months Ended			72 Months Ended			84 Months Ended			96 Months Ended		108 Months Ended	120 Months Ended
	Nov. 04, 2021	Aug. 31, 2018	Aug. 21, 2018	Aug. 31, 2017	Aug. 17, 2017	Aug. 31, 2015	Aug. 31, 2022	Aug. 31, 2025	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2016	Aug. 31, 2023	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2017	Aug. 31, 2024	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2018	Aug. 31, 2025	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2019	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2020	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2021	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2022	Aug. 31, 2025	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2025
C000224297
Account Value [Line Items]
Line Graph and Table Measure Name								Easterly Global Real Estate Fund
Accumulated Value						$ 9,424					$ 10,547				$ 11,631				$ 12,648				$ 13,239			$ 12,984			$ 17,330			$ 14,552		$ 13,525	$ 15,631	$ 15,698
C000224296
Account Value [Line Items]
Line Graph and Table Measure Name								Easterly Global Real Estate Fund
Accumulated Value						10,000					11,119				12,178				13,141				13,657			13,284			17,602			14,672		13,528	15,518	15,470
C000224295
Account Value [Line Items]
Line Graph and Table Measure Name								Easterly Global Real Estate Fund
Accumulated Value						1,000,000					1,124,997				1,246,707				1,361,699				1,430,552			1,408,989			1,888,909			1,591,664		1,483,803	1,722,033	1,738,130
C000224298
Account Value [Line Items]
Line Graph and Table Measure Name								Easterly Global Real Estate Fund
Accumulated Value				$ 10,083	$ 10,000					$ 11,045				$ 11,646				$ 11,492				$ 15,432			$ 13,011			$ 12,151			$ 14,113		$ 14,252
C000224305
Account Value [Line Items]
Line Graph and Table Measure Name								Easterly Hedged Equity Fund
Accumulated Value						9,429					9,815				10,200				10,904				11,586			12,347			13,664			13,505		14,916	17,673	19,630
C000224306
Account Value [Line Items]
Line Graph and Table Measure Name								Easterly Hedged Equity Fund
Accumulated Value						10,000					10,320				10,654				11,305				11,916			12,580			13,809			13,540		14,853	17,454	19,239
C000224307
Account Value [Line Items]
Line Graph and Table Measure Name								Easterly Hedged Equity Fund
Accumulated Value						1,000,000					1,044,789				1,090,991				1,171,770				1,248,898			1,333,685			1,479,220			1,464,668		1,622,923	1,926,538	2,143,739
C000224308
Account Value [Line Items]
Line Graph and Table Measure Name								Easterly Hedged Equity Fund
Accumulated Value				10,078	10,000					10,905				11,694				12,535				13,975			13,867			15,407			18,328		20,466
C000224285
Account Value [Line Items]
Line Graph and Table Measure Name								Easterly Income Opportunities Fund
Accumulated Value		$ 9,444	$ 9,425						$ 10,308				$ 11,405				$ 12,417				$ 11,879			$ 12,017			$ 12,968			$ 13,988
C000224286
Account Value [Line Items]
Line Graph and Table Measure Name								Easterly Income Opportunities Fund
Accumulated Value		10,020	10,000						10,721				11,773				12,714				12,073			12,138			13,002			13,908
C000224288
Account Value [Line Items]
Line Graph and Table Measure Name								Easterly Income Opportunities Fund
Accumulated Value		1,002,000	1,000,000						1,075,677				1,193,286				1,301,273				1,247,959			1,267,419			1,371,307			1,480,192
C000224287
Account Value [Line Items]
Line Graph and Table Measure Name								Easterly Income Opportunities Fund
Accumulated Value		10,020	10,000						10,797				12,016				13,152				12,668			12,913			14,043			15,255
C000230314
Account Value [Line Items]
Line Graph and Table Measure Name								Easterly Snow Long/Short Opportunity Fund
Accumulated Value						9,424					9,362				10,346				11,300				10,595			10,286			14,793			14,422		15,719	17,292	19,415
C000230311
Account Value [Line Items]
Line Graph and Table Measure Name								Easterly Snow Long/Short Opportunity Fund
Accumulated Value						10,000					9,855				10,809				11,724				10,908			10,511			15,008			14,525		15,716	17,154	19,119
C000230312
Account Value [Line Items]
Line Graph and Table Measure Name								Easterly Snow Long/Short Opportunity Fund
Accumulated Value						100,000					99,548				110,276				120,774				113,556			110,505			159,300			155,677		170,120	187,585	211,152
C000230313
Account Value [Line Items]
Line Graph and Table Measure Name								Easterly Snow Long/Short Opportunity Fund
Accumulated Value	$ 10,000						$ 9,467					$ 10,346				$ 11,408				$ 12,844
C000230318
Account Value [Line Items]
Line Graph and Table Measure Name								Easterly Snow Small Cap Value Fund
Accumulated Value						9,425					9,648				9,743				12,195				9,296			9,405			16,218			14,541		17,031	20,876	23,047
C000230315
Account Value [Line Items]
Line Graph and Table Measure Name								Easterly Snow Small Cap Value Fund
Accumulated Value						10,000					10,159				10,182				12,651				9,570			9,612			16,449			14,640		17,019	20,703	22,686
C000230316
Account Value [Line Items]
Line Graph and Table Measure Name								Easterly Snow Small Cap Value Fund
Accumulated Value						100,000					102,614				103,901				130,395				99,611			101,077			174,694			157,048		184,375	226,602	250,943
C000230317
Account Value [Line Items]
Line Graph and Table Measure Name								Easterly Snow Small Cap Value Fund
Accumulated Value	10,000						8,778					10,305				12,665				14,028
MSCI WORLD INDEX Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI World Index
Accumulated Value						10,000					10,668				12,395				14,019				14,056			16,415			21,301			18,090		20,913	26,023	30,103
MSCI WORLD INDEX Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI World Index
Accumulated Value						10,000					10,668				12,395				14,019				14,056			16,415			21,301			18,090		20,913	26,023	30,103
MSCI WORLD INDEX Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI World Index
Accumulated Value						1,000,000					1,066,837				1,239,508				1,401,940				1,405,596			1,641,536			2,130,133			1,809,011		2,091,292	2,602,298	3,010,253
MSCI WORLD INDEX Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI World Index
Accumulated Value				10,127	10,000					11,454				11,484				13,411				17,403			14,780			17,086			21,261		24,594
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value						10,000					11,255				13,082				15,655				16,112			19,647			25,770			22,876		26,524	33,721	39,076
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value						10,000					11,255				13,082				15,655				16,112			19,647			25,770			22,876		26,524	33,721	39,076
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value						1,000,000					1,125,530				1,308,249				1,565,472				1,611,208			1,964,654			2,576,953			2,287,622		2,652,373	3,372,104	3,907,580
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				10,179	10,000					12,181				12,537				15,287				20,051			17,800			20,638			26,238		30,405
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Accumulated Value		9,996	10,000						11,013				11,726				11,716				10,367			10,243			10,991			11,335
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Accumulated Value		9,996	10,000						11,013				11,726				11,716				10,367			10,243			10,991			11,335
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Accumulated Value		999,620	1,000,000						1,101,308				1,172,598				1,171,611				1,036,691			1,024,321			1,099,058			1,133,530
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Accumulated Value		$ 9,996	$ 10,000						$ 11,013				$ 11,726				$ 11,716				$ 10,367			$ 10,243			$ 10,991			$ 11,335
Russell 3000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value						10,000					11,298				12,622				14,268				14,188			14,243			19,623			18,350		19,857	24,031	26,224
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value						10,000					11,144				12,934				15,553				15,757			19,135			25,458			22,076		25,334	31,958	37,020
Russell 3000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value						100,000					112,975				126,223				142,677				141,883			142,429			196,232			183,499		198,568	240,313	262,242
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000						8,353					9,585				12,091				14,007
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value						10,000					11,380				12,912				15,501				13,193			12,382			19,749			17,738		18,123	21,611	22,871
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value						10,000					11,144				12,934				15,553				15,757			19,135			25,458			22,076		25,334	31,958	37,020
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value						100,000					113,799				129,122				155,008				131,925			123,822			197,486			177,377		181,234	216,114	228,706
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000						8,353					9,585				12,091				14,007
FTSE EPRA Nareit Developed Net TR
Account Value [Line Items]
Line Graph and Table Measure Name								FTSE EPRA Nareit Developed Net Index
Accumulated Value						10,000					11,733				11,720				12,364				13,368			11,540			15,387			12,783		12,119	14,234	14,488
FTSE EPRA Nareit Developed Net TR
Account Value [Line Items]
Line Graph and Table Measure Name								FTSE EPRA Nareit Developed Net Index
Accumulated Value						10,000					11,733				11,720				12,364				13,368			11,540			15,387			12,783		12,119	14,234	14,488
FTSE EPRA Nareit Developed Net TR
Account Value [Line Items]
Line Graph and Table Measure Name								FTSE EPRA Nareit Developed Net Index
Accumulated Value						1,000,000					1,173,254				1,172,036				1,236,375				1,336,826			1,153,961			1,538,675			1,278,250		1,211,891	1,423,390	1,448,789
FTSE EPRA Nareit Developed Net TR
Account Value [Line Items]
Line Graph and Table Measure Name								FTSE EPRA Nareit Developed Net Index
Accumulated Value				$ 10,079	$ 10,000					$ 10,632				$ 11,496				$ 9,923				$ 13,232			$ 10,992			$ 10,422			$ 12,240		$ 12,459
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value						10,000					11,144				12,934				15,553				15,757			19,135			25,458			22,076		25,334	31,958	37,020
Russell 3000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value						10,000					11,298				12,622				14,268				14,188			14,243			19,623			18,350		19,857	24,031	26,224
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value						100,000					111,439				129,339				155,528				157,565			191,350			254,577			220,764		253,343	319,578	370,199
Russell 3000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value	10,000						9,117					9,866				11,940				13,030
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value						10,000					11,144				12,934				15,553				15,757			19,135			25,458			22,076		25,334	31,958	37,020
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value						10,000					11,380				12,912				15,501				13,193			12,382			19,749			17,738		18,123	21,611	22,871
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value						$ 100,000					$ 111,439				$ 129,339				$ 155,528				$ 157,565			$ 191,350			$ 254,577			$ 220,764		$ 253,343	$ 319,578	$ 370,199
Russell 2000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name								Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value	$ 10,000						$ 8,479					$ 8,663				$ 10,331				$ 10,933